Basis of Preparation, Changes in Accounting Policies and Disclosures, Issued but not yet Effective International Financial Reporting Standards, and Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Amount current liabilities exceeded current assets	¥ (77,310)	¥ (58,620)
Unutilised banking facilities	33,670
Rent concessions of lease payments	¥ 3